Income Taxes - Provisions for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Current expense (benefit):
Federal	$ (2.7)	$ (2.7)	$ 44.2
State	26.0	14.0	20.9
Foreign	77.6	56.2	78.7
Total current expense	100.9	67.5	143.8
Deferred expense (benefit):
Federal	(77.1)	125.8	81.2
State	6.7	16.4	1.3
Foreign	1.9	(31.8)	(4.8)
Investment tax credit amortization	(0.3)	(0.3)	(0.3)
Total deferred expense	(68.8)	110.1	77.4
Total income tax expense	$ 32.1	$ 177.6	$ 221.2